IMPAIRMENT (Details 2) (Parenthetical) - Individual assets or cash-generating units [member]	12 Months Ended
Dec. 31, 2017 $ / Ounce-oz
Impairment [Line Items]
Description of Changes in Gold Price	100
Discount rate applied to cash flow projections	0.50%
Description of Changes in Exchange Rate	5.00%
Description of Changes in Operating Costs	5.00%
Description of Changes in In-Situ Ounces	5.00%